LAND USE RIGHTS, NET	12 Months Ended
Dec. 31, 2024
LAND USE RIGHTS, NET
LAND USE RIGHTS, NET

16.    LAND USE RIGHTS, NET

Land use rights represent fees paid to the government to obtain the rights to use certain lands over periods of 50 to 70 years, as applicable, in the PRC (RMB in thousands).

	As of December 31,
	2023	2024
	RMB	RMB
Land use rights	1,947,145	2,004,651
Less: accumulated amortization	(126,133)	(166,636)
Land use rights, net	1,821,012	1,838,015

Amortization expense was RMB27 million, RMB39 million and RMB41 million for the years ended December 31, 2022, 2023 and 2024, respectively. As of December 31, 2024, estimated amortization expense in each of the next five years is RMB41million.

As of December 31, 2023 and 2024, certain land use rights with net book value of RMB231 million and RMB226 million were pledged as collateral for the Company’s borrowings (Note 20).